U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

June 1, 2009

VIA EDGAR
United States Securities and Exchange Commission
Division of Investment Management
100F Street, N.E.
Washington, D.C. 20549

RE:           Buffalo Funds (811-10303; 333-56018)

Dear Sir or Madam:

To whom it may concern:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), the Trust hereby submits Post-Effective Amendment No. 24 to the Trust’s Registration Statement for the purpose of submitting for the staff’s review the change of the Buffalo USA Global Fund’s name to “Buffalo Growth Fund,” along with related changes to the Fund’s principal investment strategies.

Pursuant to Rule 485(a)(1), the Trust anticipates that this filing will be effective on July 31, 2009.  At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Registration Statement.  The purpose of that filing will be to update financial information for the Buffalo Fund’s fiscal period ended March 31, 2008 and file updated exhibits to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5384.

Sincerely,

/s/ Rachel A. Spearo

Rachel A. Spearo
for U.S. Bancorp Fund Services, LLC